Restatement - Schedule of Accounting Changes and Error Corrections (Details) - USD ($)	6 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	Nov. 30, 2017	Nov. 30, 2016	May 22, 2018	Nov. 30, 2015
TOTAL ASSETS	$ 0		$ 0	$ 0
Accounts payable	22,468		54,515	52,540
Accrued compensation officer	18,500		18,500	18,500
Judgment payable			40,981	37,981	$ 42,403
TOTAL CURRENT LIABILITIES	40,968		113,996	109,021
COMMITMENTS AND CONTINGENCIES, note 2
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding
Common stock, $0.001 par value, 400,000,000 shares authorized, 207,837,336 shares issued and outstanding	39,105		39,105	39,105
Additional paid-in capital	116,145		95,145	95,145
Accumulated deficit	(196,218)		(248,246)	(243,271)
TOTAL SHAREHOLDERS' DEFICIT	(40,968)		(113,996)	(109,021)		$ (207,046)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	0		0	0
REVENUES
General and administrative	1,647	2,000	4,975	4,975
TOTAL OPERATING EXPENSES	1,647	2,000	4,975	4,975
Gain on extinguishment of liabilities	53,675			103,000
NET INCOME (LOSS) BEFORE PROVISION OF INCOME TAXES	52,028	(2,000)	(4,975)	98,025
PROVISION FOR INCOME TAXES
NET INCOME (LOSS)	$ 52,028	$ (2,000)	$ (4,975)	$ 98,025
Basic and diluted income (loss) per share	$ 0.00	$ (0.00)	$ (0.00)	$ 0.00
Weighted average shares outstanding (Basic and diluted)	207,837,336	207,837,336	207,837,336	207,837,336
Previously Reported [Member]
TOTAL ASSETS	$ 0		$ 0	$ 0
Accounts payable	5,175		37,222	35,247
Accrued compensation officer
Judgment payable			40,981	37,981
TOTAL CURRENT LIABILITIES	5,175		78,203	73,228
COMMITMENTS AND CONTINGENCIES, note 2
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding
Common stock, $0.001 par value, 400,000,000 shares authorized, 207,837,336 shares issued and outstanding	39,105		39,105	39,105
Additional paid-in capital	116,145		95,145	95,145
Accumulated deficit	(160,425)		(212,453)	(207,478)
TOTAL SHAREHOLDERS' DEFICIT	(5,175)		(78,203)	(73,228)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	0		0	0
REVENUES
General and administrative				4,975
TOTAL OPERATING EXPENSES				4,975
NET INCOME (LOSS) BEFORE PROVISION OF INCOME TAXES				(4,975)
PROVISION FOR INCOME TAXES
Basic and diluted income (loss) per share				$ (0.00)
Weighted average shares outstanding (Basic and diluted)				207,837,336
Adjustment [Member]
TOTAL ASSETS	0		0	$ 0
Accounts payable	17,293		17,293	17,293
Accrued compensation officer	18,500		18,500	18,500
Judgment payable
TOTAL CURRENT LIABILITIES	35,793		35,793	35,793
COMMITMENTS AND CONTINGENCIES, note 2
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding
Common stock, $0.001 par value, 400,000,000 shares authorized, 207,837,336 shares issued and outstanding
Additional paid-in capital
Accumulated deficit	(35,793)		(35,793)	(35,793)
TOTAL SHAREHOLDERS' DEFICIT	(35,793)		(35,793)	(35,793)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 0		$ 0	0
REVENUES
General and administrative
TOTAL OPERATING EXPENSES
NET INCOME (LOSS) BEFORE PROVISION OF INCOME TAXES				103,000
PROVISION FOR INCOME TAXES
Basic and diluted income (loss) per share
Weighted average shares outstanding (Basic and diluted)